UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2017

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	44,660	$6,997,329

Household Durables - 0.4%
Toll Brothers Inc.	97,521	4,044,196

Media - 5.6%
Comcast Corp., Class A Shares	937,398	36,071,075
Walt Disney Co.	170,520	16,808,156

Total Media		52,879,231

Specialty Retail - 4.3%
Home Depot Inc.	188,179	30,778,557
TJX Cos. Inc.	130,840	9,646,833

Total Specialty Retail		40,425,390

TOTAL CONSUMER DISCRETIONARY		104,346,146

CONSUMER STAPLEs - 7.7%
Beverages - 2.1%
Coca-Cola Co.	219,486	9,879,065
PepsiCo Inc.	87,561	9,756,922

Total Beverages		19,635,987

Food & Staples Retailing - 2.4%
CVS Health Corp.	124,692	10,139,954
Wal-Mart Stores Inc.	163,238	12,755,417

Total Food & Staples Retailing		22,895,371

Food Products - 1.0%
Kraft Heinz Co.	47,065	3,649,891
Mondelez International Inc., Class A Shares	138,010	5,611,486

Total Food Products		9,261,377

Household Products - 2.2%
Kimberly-Clark Corp.	64,453	7,584,829
Procter & Gamble Co.	138,952	12,641,853

Total Household Products		20,226,682

TOTAL CONSUMER STAPLES		72,019,417

ENERGY - 5.4%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	99,545	6,944,259

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	124,950	6,103,808
Chevron Corp.	97,674	11,476,695
Exxon Mobil Corp.	228,383	18,722,838
Kinder Morgan Inc.	160,450	3,077,431
Pioneer Natural Resources Co.	31,350	4,625,379

Total Oil, Gas & Consumable Fuels		44,006,151

TOTAL ENERGY		50,950,410

FINANCIALS - 14.7%
Banks - 7.8%
Bank of America Corp.	348,226	8,824,047
Citigroup Inc.	130,920	9,523,121
JPMorgan Chase & Co.	309,329	29,544,013
PNC Financial Services Group Inc.	25,040	3,374,641
U.S. Bancorp	184,308	9,877,065
Wells Fargo & Co.	221,267	12,202,875

Total Banks		73,345,762

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Capital Markets - 1.1%
Bank of New York Mellon Corp.	84,837	$4,498,058
CME Group Inc.	46,740	6,341,683

Total Capital Markets		10,839,741

Diversified Financial Services - 3.0%
Berkshire Hathaway Inc., Class A Shares	102	28,023,480	*

Insurance - 2.8%
Brighthouse Financial Inc.	7,713	468,950	*
MetLife Inc.	127,647	6,631,262
Travelers Cos. Inc.	153,644	18,824,463

Total Insurance		25,924,675

TOTAL FINANCIALS		138,133,658

HEALTH CARE - 15.9%
Biotechnology - 1.7%
Amgen Inc.	37,610	7,012,384
BioMarin Pharmaceutical Inc.	15,922	1,481,861	*
Celgene Corp.	30,617	4,464,571	*
Regeneron Pharmaceuticals Inc.	5,724	2,559,315	*

Total Biotechnology		15,518,131

Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	39,361	7,712,788
Medtronic PLC	113,407	8,819,662

Total Health Care Equipment & Supplies		16,532,450

Health Care Providers & Services - 4.0%
Aetna Inc.	75,382	11,986,492
UnitedHealth Group Inc.	132,534	25,956,784

Total Health Care Providers & Services		37,943,276

Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific Inc.	58,971	11,157,313

Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	118,524	7,554,719
Johnson & Johnson	184,887	24,037,159
Merck & Co. Inc.	283,261	18,137,202
Pfizer Inc.	361,794	12,916,046
Roche Holding AG, ADR	153,349	4,907,168

Total Pharmaceuticals		67,552,294

TOTAL HEALTH CARE		148,703,464

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.7%
Raytheon Co.	99,445	18,554,448
United Technologies Corp.	60,467	7,019,010

Total Aerospace & Defense		25,573,458

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	102,427	12,300,458

Commercial Services & Supplies - 1.1%
Waste Management Inc.	134,997	10,566,215

Industrial Conglomerates - 4.0%
3M Co.	65,398	13,727,040
General Electric Co.	188,791	4,564,967
Honeywell International Inc.	132,830	18,827,324

Total Industrial Conglomerates		37,119,331

TOTAL INDUSTRIALS		85,559,462

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 1.0%
Cisco Systems Inc.	281,225	$9,457,597

Internet Software & Services - 4.8%
Alphabet Inc., Class A Shares	13,769	13,407,150	*
Alphabet Inc., Class C Shares	15,026	14,411,587	*
Facebook Inc., Class A Shares	100,131	17,109,384	*

Total Internet Software & Services		44,928,121

IT Services - 4.1%
Automatic Data Processing Inc.	126,807	13,862,541
International Business Machines Corp.	44,758	6,493,491
Visa Inc., Class A Shares	172,306	18,133,483

Total IT Services		38,489,515

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV, NY Registered Shares	7,088	1,213,465
Intel Corp.	26,570	1,011,786
Texas Instruments Inc.	51,581	4,623,721

Total Semiconductors & Semiconductor Equipment		6,848,972

Software - 8.4%
Adobe Systems Inc.	84,883	12,662,846	*
Microsoft Corp.	595,311	44,344,716
Oracle Corp.	205,565	9,939,068
Red Hat Inc.	57,808	6,408,595	*
SAP SE, ADR	52,200	5,723,730

Total Software		79,078,955

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	191,072	29,448,017

TOTAL INFORMATION TECHNOLOGY		208,251,177

MATERIALS - 4.0%
Chemicals - 4.0%
DowDuPont Inc.	114,253	7,909,735
Ecolab Inc.	75,214	9,673,273
PPG Industries Inc.	180,391	19,601,286

TOTAL MATERIALS		37,184,294

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	89,595	12,245,845

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T Inc.	352,412	13,803,978
Verizon Communications Inc.	155,897	7,715,343

TOTAL TELECOMMUNICATION SERVICES		21,519,321

UTILITIES - 0.9%
Electric Utilities - 0.3%
NextEra Energy Inc.	17,050	2,498,678

Multi-Utilities - 0.6%
Ameren Corp.	50,890	2,943,477
Sempra Energy	23,020	2,627,273

Total Multi-Utilities		5,570,750

TOTAL UTILITIES		8,069,428

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $381,927,907)		886,982,622

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $53,763,842)	0.925%	53,763,842	$53,763,842

TOTAL INVESTMENTS - 100.3% (Cost - $435,691,749)			940,746,464
Liabilities in Excess of Other Assets - (0.3)%			(3,186,559)

TOTAL NET ASSETS - 100.0%			$937,559,905

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$886,982,622	—	—	$886,982,622

Short-Term Investments†	53,763,842	—	—	53,763,842

Total Investments	$940,746,464	—	—	$940,746,464

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017